Schedule of Company's Leasing Equipment (Detail) - USD ($) $ in Thousands	Sep. 30, 2020	Dec. 31, 2019
Property, Plant and Equipment [Line Items]
Containers, cost	$ 5,669,585	$ 5,599,318
Containers, accumulated depreciation	(1,566,794)	(1,443,167)
Containers, net book value	4,102,791	4,156,151
Containers - Owned Fleet
Property, Plant and Equipment [Line Items]
Containers, cost	5,665,640	5,582,986
Containers, accumulated depreciation	(1,566,568)	(1,442,986)
Containers, net book value	4,099,072	4,140,000
Containers - Managed Fleet
Property, Plant and Equipment [Line Items]
Containers, cost	3,945	16,332
Containers, accumulated depreciation	(226)	(181)
Containers, net book value	$ 3,719	$ 16,151